Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Before tax
Based on profit (loss) for the year	$ 2,953	$ 2,097	$ (643)
Short-term interest rate and other market fluctuations	105	774	3,420
Loss (gain) attaching to corporate transactions	71	22	(55)
Based on adjusted operating profit	3,129	2,893	2,722
Tax
Based on profit (loss) for the year	(538)	(385)	(354)
Short-term interest rate and other market fluctuations	(9)	(59)	(185)
Based on adjusted operating profit	(547)	(444)	(539)
Non-controlling interests
Based on profit (loss) for the year	(130)	(11)	(10)
Short-term interest rate and other market fluctuations	10		(1)
Loss (gain) attaching to corporate transactions	(26)
Based on adjusted operating profit	(146)	(11)	(11)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the Company	2,285	1,701	(1,007)
Short-term interest rate and other market fluctuations	106	715	3,234
Loss (gain) attaching to corporate transactions	45	22	(55)
Based on adjusted operating profit	$ 2,436	$ 2,438	$ 2,172
Basic
Profit/loss (in USD per share)	$ 0.841	$ 0.621	$ (0.368)
Short-term interest rate and other market fluctuations (in USD per share)	0.039	0.261	1.182
Loss (gain) attaching to corporate transactions	0.017	0.008	(0.02)
Adjusted operating profit (in USD per share)	0.897	0.89	0.794
Diluted
Profit/loss (in USD per share)	0.84	0.619	(0.368)
Short-term interest rate and other market fluctuations (in USD per share)	0.039	0.26	1.182
Loss (gain) attaching to corporate transactions	0.017	0.008	(0.02)
Adjusted operating profit (in USD per share)	$ 0.896	$ 0.887	$ 0.794